GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 65,776	$ 1,176,846	$ 3,115,490	$ (864,190)
Non-cash expense			2,476,186
Net cash (used) provided by operating activities	$ 72,427	$ 336,883	$ 537,869	$ (231,577)